Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedged Items (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	¥ 203,339	¥ 96,205
Translating foreign operations reserve	285,670	82,331
USD foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	105,164	15,137
Translating foreign operations reserve	107,924	2,760
EUR foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	56,049	42,581
Translating foreign operations reserve	94,548	38,499
THB Foreign Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	14,481	20,273
Translating foreign operations reserve	34,874	20,393
Other foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	27,645	18,214
Translating foreign operations reserve	¥ 48,324	¥ 20,679